Income Taxes - Components of Earnings Before Income Taxes Between Domestic and Foreign Jurisdictions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Valuation Allowance [Line Items]
U.S.					$ (2,512)	$ (5,457)	$ (5,475)
Non-U.S.					507	435	442
Loss before income taxes	$ (1,515)	$ (400)	$ (1,893)	$ (896)	$ (2,005)	$ (5,022)	$ (5,033)